Vessels, net	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net

5.          Vessels, net

The amounts in the interim condensed consolidated statement of financial position are analysed as follows:

	Vessels cost	Vessels' depreciation	Dry docking costs	Depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2026	299,291	(72,725)	16,920	(10,295)	233,191
Additions	307	–	1,184	–	1,491
Depreciation	–	(4,786)	–	(2,105)	(6,891)
Balance at June 30, 2026	299,598	(77,511)	18,104	(12,400)	227,791

For the purpose of the unaudited condensed consolidated statement of comprehensive income/(loss), depreciation comprises the following:

	For the Three months ended June 30, 2026	For the Three months ended June 30, 2025	For the Six months ended June 30, 2026	For the Six months ended June 30, 2025
Vessels’ depreciation	2,409	2,398	4,786	4,788
Depreciation on office furniture and equipment	8	10	17	19
Depreciation of right of use asset	89	82	177	164
Total	2,506	2,490	4,980	4,971

On February 4, 2025, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2007-built River Globe for a gross price of $8.55 million before commissions and expenses. The total gain from the sale of the vessel amounted to $2,137. The vessel was delivered to her new owners on March 17, 2025.

No impairment or reversal of impairment was recognized for the first half of 2026 and 2025.